Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Raw materials	11,064,697	4,373,715
Work in process	9,979,114	27,861,392
Finished goods	8,822,607	3,615,825
Inventories, net	29,866,418	35,850,932